Fair Value Measurements - Fair Value Net Derivative Asset Liability Measured On Recurring Basis Unobservable Input Reconciliation (Detail) - USD ($)							12 Months Ended
	Aug. 31, 2023	Jun. 02, 2023	May 19, 2023	Apr. 27, 2023	Mar. 29, 2023	Jan. 26, 2023	Dec. 31, 2023	Dec. 31, 2022
ANDRETTI ACQUISITION CORP. [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]							Change In Fair Value Of Convertible Promissory Notes Related Party
Convertible Promissory Notes [Member] | ANDRETTI ACQUISITION CORP. [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Proceeds from issuance of Senior Notes	$ 300,000	$ 713,527	$ 234,869	$ 225,001	$ 725,555	$ 175,000	$ 2,673,952
Ending Balance							2,450,083
Senior Notes [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance							0
Proceeds from issuance of Senior Notes							5,625,000
Change in fair value of Senior Notes							1,260,000
Extinguishment of Senior Notes								$ (6,885,000)
Ending Balance							0	0
Fair Value, Inputs, Level 3 [Member] | Convertible Promissory Notes [Member] | ANDRETTI ACQUISITION CORP. [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance							0
Proceeds from issuance of Senior Notes							2,673,952
Proceeds received in excess of initial fair value of convertible promissory notes							(823,091)
Change in fair value of Senior Notes							599,222
Ending Balance							$ 2,450,083	$ 0